Note 7 - Acquisition-related Items - Composition of Acquisition-related Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transaction costs	$ 23,275	$ 13,030
Contingent consideration fair value adjustments (note 25)	3,700	42,686
Contingent consideration compensation expense	50,169	5,292
Acquisition-related expense	$ 77,144	$ 61,008